Turnover (Tables)	12 Months Ended
Jun. 30, 2026
Turnover
Schedule of revenue by major product line

	2026	2025	2024
for the period ended	Rm	Rm	Rm
Revenue by major product line
Southern Africa business
Energy	124 233	105 522	124 824
Coal¹	210	3 640	3 874
Liquid fuels²	116 299	93 579	113 037
Gas (methane rich gas, natural gas and liquified petroleum gas) and condensate³	7 724	8 303	7 913
Chemicals Africa	59 862	60 715	63 829
Base chemicals	43 341	43 247	45 138
Differentiated chemicals	16 521	17 468	18 691
International Chemicals business
Chemicals America	40 154	37 840	41 424
Base chemicals	16 571	14 876	16 290
Differentiated chemicals	23 583	22 964	25 134
Chemicals Eurasia	41 865	42 017	41 684
Differentiated chemicals	41 865	42 017	41 684
Other (Mainly technology, refinery services)⁴	741	1 360	1 270
Revenue from contracts with customers	266 855	247 454	273 031
Revenue from other contracts⁵	5 263	1 642	2 080
Total external turnover	272 118	249 096	275 111
1

Discontinuation of export coal sales in 2026 – due to repurposing of the existing export beneficiation plant as a destoning solution, Sasol Mining concluded the last of the export production on 30 June 2025 and the last export sales in the first quarter of 2026.

2	Derived from Fuels segment.
3	Derived primarily from Gas segment.
4	Relates primarily to the Gas and Fuels segments.
5

Relates mainly to the Fuels, Mining, and Chemicals America segments and includes franchise rentals, use of fuel tanks, fuel storage and Sasol Oil Slate offset by Mining Royalties. The Slate mechanism is the fuel price balancing mechanism within South Africa’s regulated fuel pricing framework, through which industry over-recoveries and under-recoveries are accounted for.